FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 25,674,195	$ 27,940,140
Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Debt instruments acquired	3,760
Stage Three
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,031,773	1,006,275
Stage Three | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,783,801	1,673,803
Stage Three | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(752,028)	(667,528)
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	25,092,666	27,353,301
Debt instruments | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,996,259	16,314,035
Debt instruments | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,996,259	16,314,035	$ 13,772,681
Debt instruments | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	55,803	64,901	24,679	$ 39,126
Debt instruments | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,848,082	8,336,360
Debt instruments | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,903,885	8,401,261
Debt instruments | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(55,803)	(64,901)
Debt instruments | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,148,177	7,977,675
Debt instruments | Fair value through other comprehensive income | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,562	2,288
Debt instruments | Stage One | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,760,342	15,973,144
Debt instruments | Stage One | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,760,342	15,973,144	13,545,514
Debt instruments | Stage One | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	29,939	29,881	17,690	34,500
Debt instruments | Stage One | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,612,165	7,995,469
Debt instruments | Stage One | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,642,104	8,025,350
Debt instruments | Stage One | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(29,939)	(29,881)
Debt instruments | Stage One | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,148,177	7,977,675
Debt instruments | Stage Two | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	205,133	340,891
Debt instruments | Stage Two | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	205,133	340,891	227,167
Debt instruments | Stage Two | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	11,913	35,020	$ 6,989	$ 4,626
Debt instruments | Stage Two | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	205,133	340,891
Debt instruments | Stage Two | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	217,046	375,911
Debt instruments | Stage Two | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(11,913)	(35,020)
Debt instruments | Stage Three | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	30,784
Debt instruments | Stage Three | Fair value through OCI and amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	30,784	$ 0
Debt instruments | Stage Three | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,951
Debt instruments | Stage Three | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	30,784
Debt instruments | Stage Three | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	44,735
Debt instruments | Stage Three | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ (13,951)